Convertible Redeemable Preferred Shares - Additional Information (Detail) ¥ in Thousands, $ in Thousands													1 Months Ended	12 Months Ended
	Nov. 27, 2020 USD ($) shares	Feb. 10, 2020 USD ($) shares	Jul. 04, 2019 USD ($) shares	Mar. 08, 2019 USD ($) shares	Dec. 18, 2018 USD ($) shares	Nov. 02, 2017 USD ($) shares	Feb. 10, 2017 USD ($) shares	Aug. 15, 2016 USD ($) shares	Jul. 07, 2016 USD ($) shares	Apr. 08, 2015 USD ($) shares	Dec. 16, 2014 USD ($) shares	May 20, 2014 USD ($) shares	Jun. 30, 2021 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares
Convertible Redeemable Preferred Shares [Line Items]
Proceeds from Issuance of Redeemable Convertible Preferred Stock														¥ 0	$ 0	¥ 2,803,114		¥ 993,475
Common Class A [Member]
Convertible Redeemable Preferred Shares [Line Items]
Conversion of preferred shares to ordinary shares, Shares | shares													551,352,134	551,352,134	551,352,134
Series A Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Accretion on convertible redeemable preferred shares to redemption value | ¥														¥ 1,057		2,743		3,290
Series B Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Accretion on convertible redeemable preferred shares to redemption value | ¥														2,006		5,191		¥ 6,231
Series B Redeemable Convertible Preferred Stock [Member] | TECHWOLF LIMITED [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares											13,333,333
Temporary equity repurchased during the period | shares										13,333,333
Series E Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares																		60,599,104	60,599,104
Accretion on convertible redeemable preferred shares to redemption value | ¥														51,072		133,704		¥ 145,328
Series C Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Accretion on convertible redeemable preferred shares to redemption value | ¥														13,580		35,198		42,417
Series D Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Accretion on convertible redeemable preferred shares to redemption value | ¥														10,823		¥ 28,196		¥ 35,053
Series F Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares																99,354,585	99,354,585
Accretion on convertible redeemable preferred shares to redemption value | ¥														¥ 85,527		¥ 78,949
Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares																99,354,585	99,354,585	60,599,104	60,599,104
Preferred Stock convertible, conversion ratio														1	1
Temporary equity liquidation preference per share percentage														100.00%	100.00%
Threshold shareholding percentage required for redemption notice														50.00%	50.00%
Accretion on convertible redeemable preferred shares to redemption value														¥ 164,065	$ 25,284	¥ 283,981	$ 41,546	¥ 232,319	$ 33,529
Redeemable Convertible Preferred Stock [Member] | Debt Note to Redeeming Shareholder [Member]
Convertible Redeemable Preferred Shares [Line Items]
Debt instrument term														2 years	2 years
Debt instrument interest rate														10.00%	10.00%
Redeemable Convertible Preferred Stock [Member] | Prior to Issuance of Series F Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity redemption price compound interest per annum														10.00%	10.00%
Redeemable convertible preferred stock initial Redemption start date		Jul. 05, 2024
Redeemable Convertible Preferred Stock [Member] | Post Issuance of Series F Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity redemption price simple interest per annum														8.00%	8.00%
Redeemable convertible preferred stock modified Redemption start date		Feb. 10, 2025
Share Purchase Agreement with Investors [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares												60,000,000
Proceeds from Issuance of Redeemable Convertible Preferred Stock												$ 3,000
Stock issuance costs												$ 20
Share Purchase Agreement with Investors [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares											26,666,667
Proceeds from Issuance of Redeemable Convertible Preferred Stock											$ 4,000
Stock issuance costs											$ 41
Share Purchase Agreement with Investors [Member] | Series E Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares					83,474,263
Proceeds from Issuance of Redeemable Convertible Preferred Stock					$ 130,000
Stock issuance costs					$ 3,376
Share Purchase Agreement with Investors [Member] | Series C Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares										48,000,000
Proceeds from Issuance of Redeemable Convertible Preferred Stock										$ 10,000
Stock issuance costs										$ 40
Share Purchase Agreement with Investors [Member] | Series C One Redeemable Convertible Preferred Stock [Member] | Tranche One [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares									45,319,316
Proceeds from Issuance of Redeemable Convertible Preferred Stock									$ 12,508
Stock issuance costs									$ 86
Share Purchase Agreement with Investors [Member] | Series C Two Redeemable Convertible Preferred Stock [Member] | Tranche Two [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares								42,251,744
Proceeds from Issuance of Redeemable Convertible Preferred Stock								$ 18,000
Stock issuance costs								$ 100
Share Purchase Agreement with Investors [Member] | Series C Three Redeemable Convertible Preferred Stock [Member] | Tranche Three [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares							11,497,073
Proceeds from Issuance of Redeemable Convertible Preferred Stock							$ 6,001
Stock issuance costs							$ 32
Share Purchase Agreement with Investors [Member] | Series D Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares						60,856,049
Proceeds from Issuance of Redeemable Convertible Preferred Stock						$ 43,394
Stock issuance costs						$ 1,132
Share Purchase Agreement with Investors [Member] | Series E One Redeemable Convertible Preferred Stock [Member] | Tranche One [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares				32,373,031
Proceeds from Issuance of Redeemable Convertible Preferred Stock				$ 55,000
Stock issuance costs				$ 1,982
Share Purchase Agreement with Investors [Member] | Series E Two Redeemable Convertible Preferred Stock [Member] | Tranche Two [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares			28,226,073
Proceeds from Issuance of Redeemable Convertible Preferred Stock			$ 50,000
Stock issuance costs			$ 1,917
Share Purchase Agreement with Investors [Member] | Series F Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares		48,689,976
Proceeds from Issuance of Redeemable Convertible Preferred Stock		$ 150,000
Stock issuance costs		$ 1
Share Purchase Agreement with Investors [Member] | Series F Plus Redeemable Convertible Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares	50,664,609
Proceeds from Issuance of Redeemable Convertible Preferred Stock	$ 270,000
Stock issuance costs	$ 3,080